Subsequent and relevant events - Distribution of Profits (Details)		12 Months Ended
	Mar. 22, 2024 COP ($) installment $ / shares	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)
Relevant and/or subsequent events (unaudited)
Dividends approved for distribution | $	$ 312	$ 24,382,199,000,000	$ 11,512,675,000,000
Number of installments for payments of dividend | installment	2
Ordinary dividend
Relevant and/or subsequent events (unaudited)
Dividends approved for distribution, per share	$ 278
Extraordinary dividend
Relevant and/or subsequent events (unaudited)
Dividends approved for distribution, per share	$ 34